Debt Obligations (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Obligations

6. DEBT OBLIGATIONS
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of March 31, 2018 and December 31, 2017 (in thousands):

	Interest Rate	March 31, 2018	December 31, 2017
Revolving credit facility(1)	LIBOR + 1.40%	$25,569	$61,569
Term loans(2)(3)	2.51%-3.93%	1,205,000	1,140,000
Secured loan facility due 2026	3.55%	175,000	175,000
Secured loan facility due 2027	3.52%	195,000	195,000
Mortgages and other	3.75%-7.91%	244,310	246,217
Assumed market debt adjustments, net(4)		4,983	5,254
Deferred financing costs(5)		(15,033)	(16,042)
Total		$1,834,829	$1,806,998

(1)
The gross borrowings and payments under our revolving credit facility were $55.0 million and $91.0 million, respectively, during the three months ended March 31, 2018. The revolving credit facility had a capacity of $500 million as of March 31, 2018 and December 31, 2017. The revolving credit facility matures in October 2021, with additional options to extend the maturity to October 2022.

(2)
We have six term loans with maturities ranging from 2019 to 2024. The $100 million term loan maturing in February 2019 has options to extend the maturity to 2021. We will consider options for refinancing the loan or exercising the option upon maturity. As of March 31, 2018, the availability on our revolving credit facility exceeded the balance on the loan maturing in 2019. The $175 million term loan maturing in 2020 also has options to extend its maturity to 2021.

(3)
Due to the non-recourse nature of our fixed-rate mortgages, the assets and liabilities of the properties securing such mortgages are neither available to pay the debts of the consolidated property-holding limited liability companies, nor do they constitute obligations of such consolidated limited liability companies as of March 31, 2018 and December 31, 2017.

(4)	Net of accumulated amortization of $4.0 million and $3.7 million as of March 31, 2018 and December 31, 2017, respectively.

(5)	Net of accumulated amortization of $6.3 million and $5.4 million as of March 31, 2018 and December 31, 2017, respectively.
As of March 31, 2018 and December 31, 2017, the weighted-average interest rate for all of our debt obligations was 3.4%.
The allocation of total debt between fixed- and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing costs, as of March 31, 2018 and December 31, 2017, is summarized below (in thousands):

	March 31, 2018	December 31, 2017
As to interest rate:(1)
Fixed-rate debt	$1,606,311	$1,608,217
Variable-rate debt	238,568	209,569
Total	$1,844,879	$1,817,786
As to collateralization:
Unsecured debt	$1,230,569	$1,202,476
Secured debt	614,310	615,310
Total	$1,844,879	$1,817,786

(1)	Includes the effects of derivative financial instruments (see Notes 7 and 13).

7. DEBT OBLIGATIONS
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of December 31, 2017 and 2016 (in thousands):

	Interest Rate	2017	2016
Revolving credit facility(1)	2.89%	$61,569	$176,969
Term loans(2)(3)	2.46%-3.93%	1,140,000	655,000
Secured loan facility due 2026	3.55%	175,000	—
Secured loan facility due 2027	3.52%	195,000	—
Mortgages and notes payable	3.75%-7.91%	246,217	228,721
Assumed market debt adjustments, net(4)		5,254	4,490
Deferred financing costs(5)		(16,042)	(9,024)
Total		$1,806,998	$1,056,156

(1)
The gross borrowings under our revolving credit facility were $437.0 million, $590.8 million, and $297.8 million during the years ended December 31, 2017, 2016, and 2015, respectively. The gross payments on our revolving credit facility were $552.4 million, $554.8 million, and $448.5 million during the years ended December 31, 2017, 2016, and 2015, respectively. The revolving credit facility had a capacity of $500 million as of December 31, 2017 and 2016. In October 2017, the maturity date of the revolving credit facility was extended to October 2021, with additional options to extend the maturity to October 2022.

(2)
We have six term loans with maturities ranging from 2019 to 2024. The $100 million term loan maturing in February 2019 has options to extend the maturity to 2021. We will consider options for refinancing the loan or exercising the option upon maturity. As of December 31, 2017, the availability on our revolving credit facility exceeded the balance on the loan maturing in 2019. The term loan maturing in 2020 also has options to extend its maturity to 2021.

(3)
One of our term loans that matures in 2022 had an outstanding balance of $310.0 million at December 31, 2017, with a capacity of $375.0 million. In January 2018 an additional $65.0 million was drawn on this term loan.

(4)
Net of accumulated amortization of $3.7 million and $6.1 million as of December 31, 2017 and 2016, respectively. The decrease in accumulated amortization is a result of a reduction in market debt adjustments due to the extinguishment of higher-rate mortgage debt during the year ended December 31, 2017.

(5)	Net of accumulated amortization of $5.4 million and $3.9 million as of December 31, 2017 and 2016, respectively.
As of December 31, 2017 and 2016, the weighted-average interest rate for all of our mortgages and loans payable was 3.4% and 3.0%, respectively.
The allocation of total debt between fixed- and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing costs, as of December 31, 2017 and 2016, is summarized below (in thousands):

	2017	2016
As to interest rate:(1)
Fixed-rate debt	$1,608,217	$615,721
Variable-rate debt	209,569	444,969
Total	$1,817,786	$1,060,690
As to collateralization:
Unsecured debt	$1,202,476	$831,969
Secured debt	615,310	228,721
Total	$1,817,786	$1,060,690

(1)	Includes the effects of derivative financial instruments (see Notes 8 and 17).
Below is our maturity schedule with the respective principal payment obligations, excluding market debt adjustments and deferred financing costs (in thousands):

	2018	2019	2020	2021	2022	Thereafter	Total
Revolving credit facility	$—	$—	$—	$61,569	$—	$—	$61,569
Term loans	—	100,000	175,000	125,000	310,000	430,000	1,140,000
Loan facility due 2026	—	—	—	—	—	175,000	175,000
Loan facility due 2027	—	—	—	—	—	195,000	195,000
Mortgages and notes payable	8,142	9,192	7,323	68,001	31,169	122,390	246,217
Total maturing debt	$8,142	$109,192	$182,323	$254,570	$341,169	$922,390	$1,817,786